UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Cantor Weiss & Wurm Asset Mgt. Co., Inc.
Address:  880 Third Avenue, New York, NY  10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul S. Cantor
Title:    President
Phone:    212-350-7272

Signature, Place, and Date of Signing:

      /s/ Paul S. Cantor            New York, NY               10/24/06
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           91

Form 13F Information Table Value Total:  $     94543
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     2962    39795 SH       SOLE                                      39795
ABBOTT LABS COM                COM              002824100      243     5000 SH       SOLE                                       5000
AIR PRODUCTS & CHEMS INC       COM              009158106      212     3200 SH       SOLE                                       3200
AMERICAN SUPERCONDUC TOR CORP  COM              030111108      307    33100 SH       SOLE                                      33100
BARRICK GOLD CORP COM ISIN#CA0 COM              067901108     1611    52340 SH       SOLE                                      52340
CAMECO CORP COM ISIN#CA13321L1 COM              13321L108      433    11850 SH       SOLE                                      11850
CAPITAL GOLD CORP COM          COM              14018Y106       86   282125 SH       SOLE                                     282125
CEDAR FAIR, L.P.DEP UNIT       COM              150185106     1754    66740 SH       SOLE                                      66740
CELGENE CORP                   COM              151020104      216     5000 SH       SOLE                                       5000
CHESAPEAKE ENERGY CORP         COM              165167107      209     7200 SH       SOLE                                       7200
CHEVRON CORP COM               COM              166764100     2246    34623 SH       SOLE                                      34623
CIMAREX ENERGY CO COM          COM              171798101      433    12300 SH       SOLE                                      12300
CISCO SYSTEMS INC              COM              17275R102     1496    65050 SH       SOLE                                      65050
CITIGROUP INC COM              COM              172967101     2588    52100 SH       SOLE                                      52100
COEUR D ALENE MINES CORP IDAHO COM              192108108      203    43200 SH       SOLE                                      43200
CONOCOPHILLIPS COM             COM              20825C104      479     8050 SH       SOLE                                       8050
COOPER INDS LTD CL A ISIN#BMG2 COM              G24182100     1067    12525 SH       SOLE                                      12525
CRESCENT REAL ESTATE EQUITIES  COM              225756105     2162    99150 SH       SOLE                                      99150
DEVON ENERGY CORP NEW COM      COM              25179M103      613     9702 SH       SOLE                                       9702
DNAPRINT GENOMICS INC COM NEW  COM              23324Q202        0    37500 SH       SOLE                                      37500
DOMINION RES INC VA COM        COM              25746U109      319     4169 SH       SOLE                                       4169
DUKE ENERGY CORP NEW COM       COM              26441C105     1354    44850 SH       SOLE                                      44850
EBAY INC COM                   COM              278642103     2018    71150 SH       SOLE                                      71150
ENERGY PARTNERS LTD COM        COM              29270U105      449    18200 SH       SOLE                                      18200
ENTERPRISE PRODS PARTNERS L P  COM              293792107     2105    78710 SH       SOLE                                      78710
ESAT INC COM CHARTER REVOKED 7 COM              296054109        4   200000 SH       SOLE                                     200000
EXXON MOBIL CORP COM           COM              30231G102     3713    55341 SH       SOLE                                      55341
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     2515    47225 SH       SOLE                                      47225
FUELCELL ENERGY INC COM        COM              35952H106      205    26900 SH       SOLE                                      26900
GENERAL ELECTRIC CO COM        COM              369604103     4707   133353 SH       SOLE                                     133353
GENERAL MLS INC                COM              370334104     2338    41300 SH       SOLE                                      41300
GLOBAL INDUSTRIES LTD          COM              379336100     1209    77725 SH       SOLE                                      77725
GOLDEN OCEAN GROUP LIMITED YNO COM              g4032a104       31    30000 SH       SOLE                                      30000
HALLIBURTON CO COM             COM              406216101      435    15300 SH       SOLE                                      15300
INGERSOLL RAND CO LTD CL A COM COM              G4776G101     2022    53250 SH       SOLE                                      53250
INTEL CORP COM                 COM              458140100      247    12000 SH       SOLE                                      12000
JEFFERIES GROUP INC NEW COM    COM              472319102      427    15000 SH       SOLE                                      15000
JOHNSON & JOHNSON COM          COM              478160104     3041    46823 SH       SOLE                                      46823
JP MORGAN CHASE & CO COM ISIN# COM              46625H100     2228    47441 SH       SOLE                                      47441
K SEA TRASN PARTNERS L P COM   COM              48268Y101      284     8350 SH       SOLE                                       8350
KINDER MORGAN ENERGY PARTNERS  COM              494550106     2077    47325 SH       SOLE                                      47325
KINROSS GOLD CORP COM NO PAR I COM              496902404      921    73450 SH       SOLE                                      73450
LOWES COS INC                  COM              548661107      208     7400 SH       SOLE                                       7400
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106      533    14450 SH       SOLE                                      14450
MICROSOFT CORP COM             COM              594918104     2251    82381 SH       SOLE                                      82381
MOTOROLA INC                   COM              620076109      265    10600 SH       SOLE                                      10600
NASDAQ 100 TR UNIT SER 1       COM              631100104      313     7700 SH       SOLE                                       7700
NATIONAL OILWELL VARCO INC     COM              637071101      606    10350 SH       SOLE                                      10350
NATURAL RESOURCES PARTNERS LP  COM              63900P103     2304    45160 SH       SOLE                                      45160
NEWMONT MINING CORP (HLDG CO)  COM              651639106     2078    48600 SH       SOLE                                      48600
NOKIA CORP SPONSORED ADR       COM              654902204     2168   110100 SH       SOLE                                     110100
OCEANEERING INTL INC           COM              675232102      961    31200 SH       SOLE                                      31200
OIL SERVICE HOLDRS TR OIL SERV COM              678002106      406     3125 SH       SOLE                                       3125
ONEOK PARTNERS L P UNIT LTD PA COM              68268N103     1461    25965 SH       SOLE                                      25965
ORIENT EXPRESS HOTELS LTD CL A COM              G67743107      411    11000 SH       SOLE                                      11000
OVERSEAS SHIPHOLDING GROUP INC COM              690368105      442     7150 SH       SOLE                                       7150
PALM INC NEW COM ISIN#US696643 COM              696643105      182    12500 SH       SOLE                                      12500
PEPSICO INC                    COM              713448108      268     4100 SH       SOLE                                       4100
PFIZER INC COM                 COM              717081103      493    17367 SH       SOLE                                      17367
PITNEY BOWES INC               COM              724479100      267     6021 SH       SOLE                                       6021
PRIDE INTL INC DEL COM         COM              74153Q102     2365    86250 SH       SOLE                                      86250
PRO NET LINK CORP CHARTER REVO COM              74266F100        0    21000 SH       SOLE                                      21000
PROCTER & GAMBLE CO            COM              742718109     1087    17543 SH       SOLE                                      17543
ROWAN COS INC                  COM              779382100      558    17650 SH       SOLE                                      17650
SATCON TECHNOLOGY CORP         COM              803893106       71    70000 SH       SOLE                                      70000
SCANA CORP NEW                 COM              80589M102      886    22000 SH       SOLE                                      22000
SCHERING PLOUGH CORP COM       COM              806605101      221    10000 SH       SOLE                                      10000
SCHLUMBERGER LTD COM ISIN#AN80 COM              806857108     1038    16740 SH       SOLE                                      16740
SELECT SECTOR SPDR FD HEALTH C COM              81369Y209      516    15540 SH       SOLE                                      15540
SMITH INTL INC (DE)            COM              832110100      759    19550 SH       SOLE                                      19550
SONIC FDRY INC COM             COM              83545R108       36    15400 SH       SOLE                                      15400
TELECOM HOLDERS TR DEPOSITARY  COM              87927P200      376    11380 SH       SOLE                                      11380
TELETEK INC NEW                COM              879905404        0    25000 SH       SOLE                                      25000
TIME WARNER INC NEW COM        COM              887317105      198    10848 SH       SOLE                                      10848
TMM INC COM                    COM              87258Q108        7   750000 SH       SOLE                                     750000
TODCO INC COM ISIN#US88889T107 COM              88889T107     1691    48875 SH       SOLE                                      48875
TRANSOCEAN INC SHS ISIN#KYG900 COM              G90078109     1532    20925 SH       SOLE                                      20925
VERIZON COMMUNICATIONS COM     COM              92343V104     2947    79381 SH       SOLE                                      79381
WEATHERFORD INTL LTD BERMUDA C COM              G95089101     2402    57575 SH       SOLE                                      57575
WIRELESS FRONTIER INTERNET INC COM              97654A102        0    12000 SH       SOLE                                      12000
ING GROEP N V PERPETUAL DEBT S PFD              456837400     1002    40050 SH       SOLE                                      40050
ALBERTSONS INC 7.25% CORP UNIT CP               013104203     1301    51350 SH       SOLE                                      51350
ENTERGY CORP NEW EQUITY UNIT   CP               29364G202     2207    40550 SH       SOLE                                      40550
LEHMAN BROTHERS HLDGS INC PREM CP               524908563      813    29815 SH       SOLE                                      29815
SCHERING PLOUGH CORP MANDATORY CP               806605606     1880    33825 SH       SOLE                                      33825
SIX FLAGS INC PFD INCOME EQUIT CP               83001P505      815    38075 SH       SOLE                                      38075
XL CAPITAL LTD EQUITY SEC UNIT CP               G98255402     1552    68350 SH       SOLE                                      68350
FRANKLIN NEW YORK TAX-FREE INC MF               354130106      174 14724.4900SH      SOLE                                 14724.4900
NUVEEN NEW YORK INVESTMENT QUA MF               67062X101      173 12372.0000SH      SOLE                                 12372.0000
NUVEEN NEW YORK MUNICIPAL VALU MF               67062M105      135 14182.0000SH      SOLE                                 14182.0000
ROCHESTER LIMITED TERM NEW YOR MF               771740404      215 63565.7510SH      SOLE                                 63565.7510
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